COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 22:-	COMMITMENTS AND CONTINGENT LIABILITIES
a.	Charges:

As collateral for the Group’s liabilities, fixed charges have been placed on specific accounts receivable.

b.	Contingent liabilities:

The Group, from time to time, is party to various claims and disputes associated with its ongoing business operations. In management’s opinion, based on the opinion of its legal counsels, none of these claims or disputes is expected, either individually or in the aggregate, to have a material adverse effect on the Group’s financial position, results of operations or cash flows.